Bank Borrowings - Schedule of Short-Term Bank Borrowings (Details)		12 Months Ended
		Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Short-Term Bank Borrowings [Line Items]
Amount RMB		$ 8,987,430		$ 7,945,966	¥ 62,850,000	¥ 58,000,000
Amount US$		$ 8,987,430		$ 7,945,966	¥ 62,850,000	¥ 58,000,000
Jiangsu Huadong [Member] | Jiangsu Yangzhou Rural Commercial Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.46%		3.30%	2.46%	3.30%
Issuance Date		Jan. 14, 2025		Feb. 01, 2024
Expiration Date		Jan. 12, 2026	[1]	Jan. 31, 2025
Amount RMB		$ 1,429,981		$ 684,997	¥ 10,000,000	¥ 5,000,000
Amount US$		$ 1,429,981		$ 684,997	¥ 10,000,000	¥ 5,000,000
Jiangsu Huadong [Member] | Bank of China [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.40%		2.42%	2.40%	2.42%
Issuance Date		Mar. 05, 2025		Mar. 11, 2024
Expiration Date		May 04, 2026	[2]	Mar. 10, 2025
Amount RMB		$ 707,841		$ 684,997	¥ 4,950,000	¥ 5,000,000
Amount US$		$ 707,841		$ 684,997	¥ 4,950,000	¥ 5,000,000
Jiangsu Huadong [Member] | Bank of Communications [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.25%			2.25%
Issuance Date		Jun. 18, 2025
Expiration Date	[2]	Jun. 18, 2026
Amount RMB		$ 142,998			¥ 1,000,000
Amount US$		$ 142,998			¥ 1,000,000
Jiangsu Huadong [Member] | Bank of Communications [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.25%			2.25%
Issuance Date		Jun. 24, 2025
Expiration Date	[2]	Jun. 24, 2026
Amount RMB		$ 571,992			¥ 4,000,000
Amount US$		$ 571,992			¥ 4,000,000
Jiangsu Huadong [Member] | China Everbright Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.25%			2.25%
Issuance Date		May 22, 2025
Expiration Date		Nov. 22, 2026
Amount RMB		$ 700,691			¥ 4,900,000
Amount US$		$ 700,691			¥ 4,900,000
Jiangsu Huadong [Member] | Bank of Communications [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate				2.55%		2.55%
Issuance Date				Apr. 23, 2024
Expiration Date				Apr. 23, 2025
Amount RMB				$ 1,232,995		¥ 9,000,000
Amount US$				$ 1,232,995		¥ 9,000,000
Jiangsu Huadong [Member] | Bank of Jiangsu [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate				2.60%		2.60%
Issuance Date				Dec. 23, 2024
Expiration Date				Dec. 15, 2025
Amount RMB				$ 1,369,994		¥ 10,000,000
Amount US$				$ 1,369,994		¥ 10,000,000
Yangzhou Huada [Member] | CITIC Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.30%		2.70%	2.30%	2.70%
Issuance Date		Sep. 26, 2025		Sep. 26, 2024
Expiration Date		Sep. 26, 2026		Sep. 25, 2025
Amount RMB		$ 1,429,980		$ 684,997	¥ 10,000,000	¥ 5,000,000
Amount US$		$ 1,429,980		$ 684,997	¥ 10,000,000	¥ 5,000,000
Yangzhou Huada [Member] | Bank of Communications [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.50%			2.50%
Issuance Date		Mar. 20, 2025
Expiration Date	[2]	Mar. 18, 2026
Amount RMB		$ 428,994			¥ 3,000,000
Amount US$		$ 428,994			¥ 3,000,000
Yangzhou Huada [Member] | China Minsheng Banking [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.20%			2.20%
Issuance Date		Jun. 30, 2025
Expiration Date		Jun. 30, 2026
Amount RMB		$ 714,990			¥ 5,000,000
Amount US$		$ 714,990			¥ 5,000,000
Yangzhou Huada [Member] | China Zhe Shang Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.11%			2.11%
Issuance Date		Jun. 24, 2025
Expiration Date	[2]	Jun. 24, 2026
Amount RMB		$ 714,990			¥ 5,000,000
Amount US$		$ 714,990			¥ 5,000,000
Yangzhou Huada [Member] | China Zhe Shang Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.11%			2.11%
Issuance Date		Sep. 19, 2025
Expiration Date		Sep. 19, 2026
Amount RMB		$ 714,990			¥ 5,000,000
Amount US$		$ 714,990			¥ 5,000,000
Yangzhou Huada [Member] | CITIC Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate				2.70%		2.70%
Issuance Date				Sep. 30, 2024
Expiration Date				Sep. 25, 2025
Amount RMB				$ 684,997		¥ 5,000,000
Amount US$				$ 684,997		¥ 5,000,000
Jiangsu Yada [Member] | Agricultural Bank of China [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.35%			2.35%
Issuance Date		Apr. 14, 2025
Expiration Date	[2]	Apr. 10, 2026
Amount RMB		$ 1,429,983			¥ 10,000,000
Amount US$		$ 1,429,983			¥ 10,000,000
Jiangsu Yada [Member] | Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate				3.45%		3.45%
Issuance Date				Feb. 22, 2024
Expiration Date				Feb. 21, 2025
Amount RMB				$ 1,232,995		¥ 9,000,000
Amount US$				$ 1,232,995		¥ 9,000,000
Jiangsu Yada [Member] | Agricultural Bank of China [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate				2.70%		2.70%
Issuance Date				Oct. 24, 2024
Expiration Date				Oct. 23, 2025
Amount RMB				$ 1,369,994		¥ 10,000,000
Amount US$				$ 1,369,994		¥ 10,000,000

[1]	These loans were repaid upon maturity.
[2]	These loans were repaid in full prior to their contractual maturity dates.